Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Absract]
Related Party Transactions

11. Related Party Transactions

As of and for the six months ended June 30, 2025 and 2024, there have been numerous (i) cash advances to Mr. Son I Tam by the Operating Entity, Epsium HK or Epsium BVI or (ii) loans from Mr. Tam, or payment to third parties by Mr. Tam on behalf of, the Operating Entity, Epsium HK or Epsium BVI.  These transactions have been conducted without contracts, and they have been interest-free with no repayment terms. The Company is currently in the process of settling all accounts receivable and the outstanding loan to Mr. Tam. In November 2023, all loans extended to Mr. Tam were fully paid off. These transactions are summarized as follows:

During the Six Months Ended June 30, 2025 Transactions

During six months ended June 30, 2025, cash advancements were made to Mr. Tam by the Operating Entity, with amounts ranging between US$6,180 and US$111,235. During the same period, the Company paid off $364,419 owned to Mr. Tam. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$0 and US$6,180 and the total receipts of US$6,180 owed to Mr. Tam.  As of June 30, 2025, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$706.

During the Six Months Ended June 30, 2024 Transactions

During six months ended June 30, 2024, there have been no cash advancements to, and loans from shareholders. As of June 30, 2024, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$8,536.

During the Six Months Ended June 30, 2023 Transactions

During six months ended June 30, 2023, cash advancements were made to Mr. Tam by the Operating Entity, Epsium HK or Epsium BVI with amounts ranging between US$12 and US$247,831 and the total outstanding balance of US$3,737,388 owed by Mr. Tam. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$102 and US$127,819 and the total outstanding balance of US$1,480,603 owed to Mr. Tam.  As of June 30, 2023, the net amount owed to Companhia De Comercio Luz Limitada, Epsium HK, and Epsium BVI by Mr. Tam is US1,205,375.